Summary of Significant Accounting Policies (Details 10) (USD $)	0 Months Ended																	3 Months Ended									9 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended
	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Feb. 05, 2014	Jan. 22, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 14, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Dec. 31, 2013	Oct. 23, 2013	Jul. 23, 2013	Apr. 24, 2013	Mar. 02, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net Income Per Limited Partner Unit
General partner ownership interest (as a percent)																											0.83%	0.83%
Cash distribution to common units	$ 18,772,000	$ 18,323,000	$ 17,874,000	$ 17,900,000		$ 17,425,000	$ 16,975,000	$ 16,796,000	$ 16,346,000	$ 15,019,000	$ 14,781,000	$ 13,986,000	$ 11,028,000	$ 11,028,000	$ 11,028,000	$ 11,028,000	$ 9,691,000
Quarterly cash distributions paid (in dollars per unit)	$ 0.6375	$ 0.6250	$ 0.6125			$ 0.6000	$ 0.5875	$ 0.5825	$ 0.5700	$ 0.5325	$ 0.5250	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.6375	$ 0.6250	$ 0.6125	$ 0.60	$ 0.5875	$ 0.5825	$ 0.57	$ 0.5325	$ 0.5250		$ 0.50
Quarterly cash distribution declared (in dollars per unit)					$ 0.6125
General Partner Interest
Net Income Per Limited Partner Unit
Quarterly cash distribution declared (in dollars per unit)					$ 0.6125																								$ 0.60	$ 0.5875	$ 0.5825
Seller
Net Income Per Limited Partner Unit
Issuance of common units in connection with acquisition																																5,850,000
Period of actual unit ownership considered for purchase price adjustment																																31 days
Period in quarter considered for actual unit ownership																																91 days
Cash distribution to common units																																	1,000,000
Quarterly cash distributions paid (in dollars per unit)																																	$ 0.50
Quarterly cash distribution declared (in dollars per unit)																																$ 0.50
Weighted average
Net Income Per Limited Partner Unit
General partner ownership interest (as a percent)																																		0.86%	1.09%
Alliance
Net Income Per Limited Partner Unit
Issuance of common units in connection with acquisition																																	5,850,000
Adjustment in purchase price due to timing of transaction																																$ 1,900,000